FAIR VALUE MEASUREMENTS - Assets and liabilities measured (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis	¥ 1,600	$ 232	¥ 16,613
Liabilities measured at fair value on recurring basis	5,842,305	847,054	3,750,183
2025 Convertible promissory notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis	537,778	77,970	513,754
2026 Convertible promissory notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis	3,446,432	499,686	3,021,852
2027 Convertible promissory notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis	1,858,095	269,398
Accrued expenses and other payables: -Share consideration due to the original shareholders for business combination (Note 4)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis			214,577
Available-for-sale debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis			1,600
Available-for-sale debt securities | Available-for-sales Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis	1,600	$ 232
Bank Time Deposits | Cash equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis			15,013
Quoted prices in active markets for identical assets and liabilities (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis			15,013
Liabilities measured at fair value on recurring basis	3,446,432		3,021,852
Quoted prices in active markets for identical assets and liabilities (Level 1) | 2026 Convertible promissory notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis	3,446,432		3,021,852
Quoted prices in active markets for identical assets and liabilities (Level 1) | Bank Time Deposits | Cash equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis			15,013
Unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis	1,600		1,600
Liabilities measured at fair value on recurring basis	2,395,873		728,331
Unobservable inputs (Level 3) | 2025 Convertible promissory notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis	537,778		513,754
Unobservable inputs (Level 3) | 2027 Convertible promissory notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis	1,858,095
Unobservable inputs (Level 3) | Accrued expenses and other payables: -Share consideration due to the original shareholders for business combination (Note 4)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis			214,577
Unobservable inputs (Level 3) | Available-for-sale debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis			¥ 1,600
Unobservable inputs (Level 3) | Available-for-sale debt securities | Available-for-sales Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis	¥ 1,600